Leases	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Leases

13. Leases

The Company's operating leases mainly related to plants and buildings, some of which include options to extend leases that have not been included in the calculation of the Company's lease liabilities and right-of-use assets. The Company recognizes rent on a straight-line basis over the expected term of the lease, which includes rent holidays and scheduled rent increases. For leases with terms greater than 12 months, the Company records the related asset and lease liability at the present value of lease payments over the lease term.

As of December 31, 2024, there were no finance leases entered into by the Company.

As of December 31, 2024, the weighted average remaining lease term was 7.4 years (2023 - 9.1 years, 2022 - 10.1 years, 2021 - 10.0 years) and weighted average discount rate was 4.4% (2023 - 4.9%, 2022 - 4.9%, 2021 - 4.9%) for the Company's operating leases. Operating leases cost excluding short-term leases for the year ended December 31, 2024 was $5,252 (2023 - $8,169, 2022 - $10,261, 2021 - $14,964). Short-term leases cost for the year ended December 31, 2024 was $1,228 (2023 - $898, 2022 - $1,114, 2021 - $2,282). Supplemental cash flow information related to operating leases was as follows:

	For the year ended December 31,
	2024	2023 (Restated)	2022 (Restated)	2021 (Restated)
Cash payments for operating leases	$4,139	$7,955	$11,765	$11,752
Right-of-use assets obtained in exchange for operating lease liabilities	$—	$—	$—	$50,611

Future lease payments under operating leases as of December 31, 2024 were as follows:

2024
2025	$3,017
2026	2,499
2027	2,551
2028	2,541
2029	2,537
Thereafter	5,137
Total future lease payments	18,282
Less: Imputed interest	2,718
Total lease liability balance	$15,564

As of December 31, 2024, there were no operating leases that have not yet commenced.